23. SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
Subsequent Events
SUBSEQUENT EVENTS

23.1 New Remuneration scheme at the Spot market for the generation segment

On February 27, 2020, SE Resolution No. 31/20 was published in the Official Gazette, superseding the remuneration scheme established by SRRYME Resolution No. 1/19.

The new scheme reduces prices of the remuneration for available power capacity, and furthermore transfers the remuneration prices to Argentine pesos by applying a 60 $/U$S exchange rate. However, it establishes that prices will be monthly updated through a factor contemplating a 60% adjustment by IPC and a 40% adjustment by IPIM.

Furthermore, it establishes an additional remuneration for the power generated in those hours of maximum thermal requirement of the month. In the case of thermal generators, the average generated power will be considered, and in the case of hydroelectric generators, the average operated power will be considered.

Finally, it maintains prices of the remuneration for generated and operated energy.

Resolution SE No. 31/20 amendments with an impact on the Company's remuneration scheme are detailed below:

23.1.1 Remuneration for Available Power Capacity

23.1.1.1 Thermal Power Generators

The Resolution maintains in effect a remuneration made up of a minimum or base power capacity payment for generators with no availability commitments, and another for offered guaranteed power capacity.

Prices of 360 thousand and 270 thousand $/MW-month were established as remuneration for guaranteed power capacity for the summer-winter and autumn-spring periods, respectively, implying a 14% and 18% decreases for the summer-winter and autumn-spring periods, respectively for enabled generators, except for Internal Combustion Engines with capacity less than or equal to 42 MW, for which prices were established at 420 thousand and 330 thousand $/MW-month for the summer-winter and autumn-spring periods, respectively.

On the other hand, it establishes an additional remuneration for power generated in the hours of high thermal requirement of the month (hmrt), which corresponds to the 50 hours with the largest dispatch of thermal generation of each month divided into two blocks of 25 hours each, with prices of 45 thousand and 22.5 thousand $/MW-hmrt for the first and second 25 hmrt block, respectively for the summer-winter periods and 7.5 thousand $/MW-hmrt only for the first 25 hmrt block for the autumn-spring periods.

Like SRRYME Resolution No. 1/19, Resolution SE No. 31/20, applies a coefficient derived from the unit’s average utilization factor during the last twelve months to the power capacity remuneration. Although it maintains the formula Resolution SRRYME 1/19 scheme, in case if the usage factor is lower than 30%, it establishes a 60% of the power capacity payment will be collected, except for Internal Combustion Engines with capacity less than or equal to 42 MW, that will collect 70% of the power capacity payment.

23.1.1.2 Hydroelectric Generators

Power capacity availability is determined independently of the reservoir level, the contributions made, or the expenses incurred. Furthermore, in the case of pumping hydroelectric power plants, the operation as turbine and pump at all hours within the period is considered to calculate availability.

The base remuneration is determined by the actual power capacity plus that under programmed and/or agreed maintenance, with prices ranging from 132,000 to 297,000 $/MW-month, depending on the scale and type of power plant, that considering the elimination of the additional remuneration set by SRRYME Resolution No. 1/19, implied a 45% and 12% decrease for conventional and pumping hydroelectric power plants, respectively. It should be noted that, in order to mitigate the incidence of plants’ programmed maintenance, and as a signal for their optimization, a 1.05 factor will be applied to power capacity prices.

In case of hydroelectric power plants maintaining control structures on river courses and not having an associated power plant, a 1.20 factor will be applied to the plant at the headwaters.

On the other hand, it establishes an additional remuneration for power operated in the hours of high thermal requirement of the month, with a price of 32.5 thousand $/MW-hmrt applying a 1.2 and 0.6 factor for the first and second 25 hmrt block, respectively, for the summer-winter periods and 0.2 factor only for the first 25 hmrt block for the autumn-spring periods.

23.1.1.3 Wind power

No remuneration related to power capacity availability is set, establishing a single remuneration value for generated energy (see next item).

23.1.2 Remuneration for Generated and Operated Energy

It establishes a remuneration for Generated Energy with prices ranging between 240 and 420 $/MWh, depending on the type of fuel and a remuneration for Operated Energy applicable to the integration of hourly power capacities for the period, with an 84 $/MWh price for any type of fuel, thus maintaining prices established by SRRYME Resolution No. 1/19.

It should be noted that, in the event that the generation unit is dispatched outside the optimal dispatch, remuneration for generated energy will be set at 60% of the net installed power capacity, regardless of the energy delivered by the generation unit.

In the case of hydroelectric plants, prices for Energy Generated and Operated under Resolution SE No. 31/20 are remunerated at 210 $/MWh and 84 $/ MWh, respectively, maintaining prices established by SRRYME Resolution No. 1/19. The remuneration for operated energy must correspond to the optimal dispatch of the system, however, the resolution does not indicate what the consequence would be otherwise.

In the case of hydroelectric pumping plants, both the energy generated and the one consumed for pumping, by the energy pumped, and the energy operated are considered. In addition, if it functions as a synchronous compensator, 60 $/MVAr will be recognized for the megavolt exchanged with the network when required and 84 $/MWh for the energy operated.

As regards energy generated from unconventional sources, Resolution SE No. 31/20 establishes a single remuneration value of 1,680 $/MWh, irrespective of the source used, maintaining the value established by SRRYME Resolution No. 1/19. Energy generated prior to the commissioning by the OED will be remunerated at 50% of the above-mentioned remuneration.

23.2 Buyback of own shares

After the closing of the year, the Company acquired the equivalent of 52,241,300 own shares for an approximate value of U$S 27 million corresponding to the Buyback Program mentioned in Note 13.1.1.2.

23.3 Stock-based compensation plan

During January 2020, the Company delivered the equivalent of 163,466 own shares as payment under the stock-based compensation plan to officers and other key staff.